SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 127,875	$ 75,064	$ 1,445
Goodwill
Minimum number of impairment indicators used to determine whether a review of goodwill should be completed prior to the annual impairment test	1
Leasing arrangements
Maximum period to classify lease payables as current liabilities (in years)	1
License costs
Finite-lived intangible assets
Minimum amortization period (in years)	3
Maximum amortization period (in years)	15
Numbering capacity with finite contractual life
Finite-lived intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	10
Rights to use premises
Finite-lived intangible assets
Minimum amortization period (in years)	5
Maximum amortization period (in years)	15
Other software
Finite-lived intangible assets
Minimum amortization period (in years)	1
Maximum amortization period (in years)	50
Other intangible assets.
Finite-lived intangible assets
Minimum amortization period (in years)	1
Maximum amortization period (in years)	50
Acquired customer base
Finite-lived intangible assets
Minimum amortization period (in months)	20
Maximum amortization period (in months)	240
Rights to use radio frequencies
Finite-lived intangible assets
Minimum amortization period (in years)	2
Maximum amortization period (in years)	15